Revenue - Revenue Disaggregation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues
Revenue	$ 345,530	$ 234,747	$ 165,590
Travel
Revenues
Revenue	198,925	134,373	73,660
Subscription
Revenues
Revenue	145,651	100,024	91,548
Other
Revenues
Revenue	$ 954	$ 350	$ 382